Parent Company Only Condensed Financial Information (Unaudited) (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member]	Sep. 30, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Current Assets
Cash	¥ 200,226,800	$ 27,887,518	¥ 3,045,660
Prepaid expenses and other current assets	3,467,843	483,000
Amounts due from subsidiaries	874,990,142	121,868,317	1,039,986,896
Total current assets	1,078,684,785	150,238,835	1,043,032,556
Non-current assets
Long-term investments, net	165,851,381	23,099,722	158,734,357
Total non-current assets	165,851,381	23,099,722	158,734,357
Total Assets	1,244,536,166	173,338,557	1,201,766,913
Current Liabilities
Accrued expenses and other liabilities	681,685,969	94,944,980	461,105,636
Warrants liability	2,185,122	304,343	8,792,389
Amounts due to subsidiaries	3,568,745	497,054	3,415,603
Total current liabilities	687,439,836	95,746,377	473,313,628
Total Liabilities	687,439,836	95,746,377	473,313,628
Shareholders’ equity:
Ordinary shares, par value US$0.00002 per share; 9,950,000,000 shares authorized; 93,058,197 shares issued and outstanding;	12,297	1,713	12,297
Additional paid-in capital	2,656,891,036	370,050,842	2,656,891,036
Accumulated deficit	(2,048,560,763)	(285,322,817)	(1,874,037,965)
Accumulated other comprehensive loss	(51,246,240)	(7,137,558)	(54,412,083)
Total shareholders’ equity	557,096,330	77,592,180	728,453,285
Total liabilities and shareholders’ equity	¥ 1,244,536,166	$ 173,338,557	¥ 1,201,766,913